NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Capital contributions	$ 268	$ 589	$ 569
Acquisition through business combinations		(343)
Disposal	(1,254)	(418)	(56)
Total
Disclosure of subsidiaries [line items]
Beginning Balance	11,070
Net income (loss)	193	481	336
Ending Balance	10,508	11,070
Total | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	11,070	10,680	10,297
Net income (loss)	193	481	336
Other comprehensive income (loss)	711	827	782
Capital contributions	268	589	569
Acquisition through business combinations	0	(343)
Disposal	(1,269)	(418)	(54)
Return of capital	(133)	(140)
Dividends declared	(379)	(1,353)	(1,268)
Other	47	61	18
Ending Balance	10,508	11,070	10,680
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance	75
Net income (loss)	22	27	19
Ending Balance	$ 44	75
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	78.00%
Beginning Balance	$ 75	477	686
Net income (loss)	22	27	19
Other comprehensive income (loss)	(1)	(43)	(103)
Capital contributions	0	0	0
Acquisition through business combinations	0	388
Disposal	(21)	0	(54)
Return of capital	(31)	(25)
Dividends declared	0	0	(71)
Other	0	27	0
Ending Balance	$ 44	75	$ 477
Brookfield Americas Infrastructure Fund | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	75.00%		75.00%
Brookfield Americas Infrastructure Fund | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	78.00%		78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,462
Net income (loss)	(10)	64	$ (34)
Ending Balance	2,011	2,462
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	2,462	2,615	2,251
Net income (loss)	(9)	64	(34)
Other comprehensive income (loss)	(323)	(96)	448
Capital contributions	0	0	4
Acquisition through business combinations	0	0
Disposal	(68)	0	0
Return of capital	(54)	(123)
Dividends declared	0	0	(55)
Other	3	2	1
Ending Balance	$ 2,011	2,462	$ 2,615
Brookfield Infrastructure Fund II | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	43.00%		43.00%
Brookfield Infrastructure Fund II | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	60.00%		60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,157
Net income (loss)	(4)	13	$ (3)
Ending Balance	1,152	1,157
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	2,658	3,061	3,186
Net income (loss)	91	65	110
Other comprehensive income (loss)	341	210	156
Capital contributions	0	0	0
Acquisition through business combinations	0	14
Disposal	0	0	0
Return of capital	(82)	(644)
Dividends declared	0	0	(393)
Other	(22)	(20)	2
Ending Balance	$ 2,986	2,658	$ 3,061
Brookfield Infrastructure Fund III | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	23.00%		23.00%
Brookfield Infrastructure Fund III | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	71.00%		71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,007
Net income (loss)	(42)	(3)	$ 1
Ending Balance	$ 843	1,007
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	75.00%		75.00%
Beginning Balance	$ 1,007	707	$ 261
Net income (loss)	(42)	(3)	1
Other comprehensive income (loss)	(159)	205	164
Capital contributions	44	102	276
Acquisition through business combinations	0	0
Disposal	0	0	0
Return of capital	(8)	(6)
Dividends declared	0	0	0
Other	0	2	5
Ending Balance	842	1,007	707
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Beginning Balance	917
Net income (loss)	(2)	291	0
Ending Balance	$ 0	917
Brookfield Infrastructure Fund V | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	71.00%
Beginning Balance	$ 917	0	0
Net income (loss)	(2)	291	0
Other comprehensive income (loss)	(40)	0	0
Capital contributions	54	410	0
Acquisition through business combinations	940	0
Disposal	0	(140)	0
Return of capital	0	0
Dividends declared	0	0	0
Other	11	356	0
Ending Balance	$ 0	917	$ 0
Isagen institutional partners | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	53.00%		53.00%
Beginning Balance	$ 2,704	2,159	$ 2,442
Net income (loss)	100	98	179
Other comprehensive income (loss)	801	603	67
Capital contributions	0	0	0
Acquisition through business combinations	0	0
Disposal	0	0	0
Return of capital	(158)	(156)
Dividends declared	0	0	(524)
Other	0	0	(5)
Ending Balance	$ 3,447	2,704	$ 2,159
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	0.30%		0.30%
Beginning Balance	$ 17	13	$ 13
Net income (loss)	1	1	1
Other comprehensive income (loss)	5	4	1
Capital contributions	0	0	0
Acquisition through business combinations	0	0
Disposal	0	0	0
Return of capital	(1)	(1)
Dividends declared	0	0	(1)
Other	0	0	(1)
Ending Balance	22	17	13
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance	122
Net income (loss)	12	7	$ 11
Ending Balance	$ 125	122
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	25.00%		25.00%
Beginning Balance	$ 122	115	$ 132
Net income (loss)	12	7	11
Other comprehensive income (loss)	(3)	3	(19)
Capital contributions	0	0	0
Acquisition through business combinations	0	0
Disposal	0	0	0
Return of capital	(6)	(3)
Dividends declared	0	0	(9)
Other	0	0	0
Ending Balance	$ 125	122	115
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	60.70%
Beginning Balance	$ 1,036
Net income (loss)	73	(34)	$ 63
Ending Balance	$ 1,056	1,036
TerraForm Power | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	6.80%
TerraForm Power | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	19.00%		33.00%
Beginning Balance	$ 188	832	$ 853
Net income (loss)	28	9	32
Other comprehensive income (loss)	(11)	(62)	67
Capital contributions	0	0	0
Acquisition through business combinations	0	13
Disposal	0	0	0
Return of capital	0	(279)
Dividends declared	0	0	(123)
Other	(12)	(299)	3
Ending Balance	193	188	832
Other
Disclosure of subsidiaries [line items]
Beginning Balance	346
Net income (loss)	(4)	(28)	22
Ending Balance	236	346
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	920	701	473
Net income (loss)	(8)	(78)	17
Other comprehensive income (loss)	101	3	1
Capital contributions	170	77	289
Acquisition through business combinations	329	3
Disposal	(44)	0	0
Return of capital	(39)	(116)
Dividends declared	0	(343)	(92)
Other	67	(7)	13
Ending Balance	$ 838	$ 920	$ 701
Other | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	0.30%		0.30%
Other | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	80.00%		80.00%